Loss per share- Basic and diluted earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator - Basic and diluted earnings (loss) per share:
Net (loss) income attributable to the Company's Class A common stockholders (A)	$ (25)
Net loss attributable to non-controlling interests in subsidiaries	(204)	$ (475)	$ (619)
Net (loss) income	$ (229)	$ (475)	$ (619)
Denominator - Basic and diluted weighted average number of shares outstanding:
Weighted average number of Class A common stock outstanding - Basic (C)	51,266,570
Assumed conversion of Class B common stock	394,448,481
Weighted average number of Class A common stock outstanding - Diluted (D)	445,715,051
Basic earnings per share attributable to the Company's Class A common stockholders: (A) / (C)	$ (0.50)
Diluted earnings loss per share attributable to the Company's Class A and Class B common stockholders: (B) / (D)	$ (0.51)